                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04491

                        Van Kampen Limited Duration Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/07

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Limited Duration Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       FUND SHARES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers 1-5 Year U.S. Government/Credit Index from 12/31/97 through 12/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                VAN KAMPEN LIMITED DURATION       LEHMAN BROTHERS 1-5 YEAR U.S.
                                                                            FUND                     GOVERNMENT/CREDIT INDEX
                                                                ---------------------------       -----------------------------
12/97                                                                       9775                              10000
                                                                            9868                              10116
                                                                            9864                              10115
                                                                            9892                              10151
                                                                            9920                              10201
                                                                            9982                              10263
                                                                           10019                              10321
                                                                           10056                              10364
                                                                           10167                              10509
                                                                           10305                              10706
                                                                           10309                              10735
                                                                           10279                              10727
12/98                                                                      10303                              10763
                                                                           10333                              10817
                                                                           10294                              10725
                                                                           10359                              10806
                                                                           10380                              10841
                                                                           10359                              10798
                                                                           10380                              10828
                                                                           10381                              10839
                                                                           10400                              10862
                                                                           10472                              10949
                                                                           10500                              10978
                                                                           10501                              10997
12/99                                                                      10532                              10988
                                                                           10518                              10965
                                                                           10585                              11049
                                                                           10652                              11130
                                                                           10647                              11133
                                                                           10678                              11167
                                                                           10801                              11321
                                                                           10861                              11401
                                                                           10939                              11509
                                                                           11008                              11616
                                                                           11059                              11666
                                                                           11166                              11793
12/00                                                                      11295                              11967
                                                                           11426                              12149
                                                                           11490                              12248
                                                                           11574                              12349
                                                                           11591                              12363
                                                                           11646                              12436
                                                                           11692                              12483
                                                                           11807                              12685
                                                                           11873                              12787
                                                                           12033                              12996
                                                                           12125                              13156
                                                                           12117                              13076
12/01                                                                      12104                              13047
                                                                           12160                              13095
                                                                           12230                              13175
                                                                           12170                              13041
                                                                           12301                              13225
                                                                           12352                              13330
                                                                           12444                              13445
                                                                           12567                              13606
                                                                           12597                              13728
                                                                           12659                              13908
                                                                           12690                              13906
                                                                           12690                              13887
12/02                                                                      12749                              14107
                                                                           12760                              14115
                                                                           12791                              14244
                                                                           12805                              14270
                                                                           12819                              14339
                                                                           12790                              14503
                                                                           12815                              14520
                                                                           12797                              14317
                                                                           12818                              14323
                                                                           12850                              14564
                                                                           12829                              14470
                                                                           12839                              14470
12/03                                                                      12883                              14580
                                                                           12901                              14638
                                                                           12941                              14752
                                                                           12949                              14833
                                                                           12891                              14592
                                                                           12866                              14556
                                                                           12863                              14575
                                                                           12892                              14658
                                                                           12966                              14826
                                                                           12954                              14826
                                                                           12976                              14897
                                                                           12942                              14792
12/04                                                                      12957                              14849
                                                                           12949                              14845
                                                                           12941                              14789
                                                                           12922                              14753
                                                                           12982                              14871
                                                                           13030                              14957
                                                                           13057                              15000
                                                                           13037                              14921
                                                                           13109                              15052
                                                                           13078                              14976
                                                                           13070                              14940
                                                                           13108                              14995
12/05                                                                      13146                              15063
                                                                           13188                              15082
                                                                           13218                              15089
                                                                           13249                              15083
                                                                           13281                              15124
                                                                           13305                              15136
                                                                           13317                              15161
                                                                           13389                              15301
                                                                           13462                              15443
                                                                           13529                              15541
                                                                           13584                              15612
                                                                           13640                              15718
12/06                                                                      13672                              15698
                                                                           13718                              15723
                                                                           13801                              15887
                                                                           13848                              15942
                                                                           13907                              16008
                                                                           13904                              15953
                                                                           13964                              16002
                                                                           14024                              16144
                                                                           13946                              16302
                                                                           14032                              16423
                                                                           14105                              16512
                                                                           14090                              16792
12/07                                                                      14024                              16839

                           A SHARES           B SHARES           C SHARES          I SHARES
                        since 6/16/86      since 11/5/91       since 5/10/93     since 8/12/05
----------------------------------------------------------------------------------------------
                                 W/MAX              W/MAX               W/MAX
                         W/O     2.25%      W/O     2.00%      W/O      .75%          W/O
AVERAGE ANNUAL          SALES    SALES     SALES    SALES     SALES     SALES        SALES
TOTAL RETURNS          CHARGES   CHARGE   CHARGES   CHARGE   CHARGES   CHARGE       CHARGES

Since Inception         4.82%    4.71%    3.54%     3.54%    3.48%     3.48%         3.21%

10-year                 3.67     3.44     3.23      3.23     3.14      3.14            --

5-year                  1.92     1.46     1.42      1.42     1.42      1.42            --

1-year                  2.57     0.25     1.95      0.00     2.05      1.32          2.65
----------------------------------------------------------------------------------------------

30-Day SEC Yield            5.08%              4.63%               4.67%             5.35%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 2.25 percent for Class A shares, a contingent deferred sales charge of 2.00 percent for Class B shares in year one and declining to zero after year four, a contingent deferred sales charge of 0.75 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares, up to 1.00 percent for Class B shares and up to 0.65 percent for Class C shares. The since inception and ten-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts,
(iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined

Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding nonincome items as prescribed by the SEC. Yields are subject to change. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The Lehman Brothers 1-5 Year U.S. Government/Credit Index is an unmanaged, broad-based market index that is composed of debt securities issued or guaranteed by the U.S. Treasury, U.S. government agencies and quasi-federal corporations and fixed rate dollar denominated SEC registered corporate debt that are rated investment grade. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

MARKET CONDITIONS

Worries surrounding the residential housing downturn persisted throughout the 12-month period. Confronted with increasing delinquency rates on sub-prime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely beginning in the second quarter of the year. This impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, which resulted in a flight to quality.

As the subprime mortgage crisis worsened, investors grew increasingly concerned about the impact on financial markets, the financial system, and the broader economy, and demanded additional compensation for owning riskier investments. As a result, credit spreads widened sharply. The subprime debacle severely impacted many major banks and Wall Street firms, which took write-downs and losses on the subprime mortgage loans and securities in their portfolios. Some sold stakes to sovereign funds in exchange for cash infusions needed to bolster their balance sheets.

The Federal Open Market Committee (the "Fed") took steps to ease the liquidity crisis, reducing the target federal funds rate by a total of 1 percent in three separate moves between September and the end of the year, bringing the rate to
4.25 percent. These reductions, coupled with a flight to quality, caused yields across the yield curve to decline, but more so on the short end. As a result, the shape of the yield curve (which measures the difference between yields of securities with shorter maturities relative to those with longer maturities) ended the year steeper. Overall, U.S. Treasury securities outperformed all other areas of the fixed income market.

Within the investment-grade corporate sector, higher-rated (AAA) issues outpaced middle investment-grade issues. Industrials and utilities handily outpaced financials, which were hit by the recent liquidity crisis. Overall, short-term issues outperformed intermediate- and long-dated issues.

The mortgage market was hit by the turmoil surrounding residential housing, and especially by its spillover effects on secondary market activity, most notably in the non-agency mortgage area. The result was a further reduction in mortgage market liquidity, as well as a sharp diminishment in the availability of non-conforming mortgage loans to the general public.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Limited Duration Fund underperformed the Lehman Brothers 1-5 Year U.S. Government/Credit Index for the 12 months ended December 31, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

---------------------------------------------------------------------------------
                                                LEHMAN BROTHERS 1-5 YEAR
      CLASS A   CLASS B   CLASS C   CLASS I   U.S. GOVERNMENT/CREDIT INDEX

       2.57%     1.95%     2.05%     2.65%                7.27%
---------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Overweights to asset-backed securities (ABS) and mortgage-backed securities
(MBS) were the primary contributors to the Fund's underperformance relative to its benchmark, the Lehman Brothers 1-5 Year U.S. Government/Credit Index. The mortgage-backed position was primarily in non-agency MBS. The asset-backed position had a small exposure to subprime mortgages due to an allocation to AAA rated ABS home equity securities. Due to the poor performance of these sectors, particularly in the latter half of the year, the Fund's overweights there held back returns.

An underweight to U.S. Treasury and agency securities (which comprise roughly 60 percent of the benchmark index) also detracted from relative performance as the flight to quality that took place throughout the second half the year led these sectors to outperform all other fixed income asset classes for the period.

We maintained an underweight to corporate credits during the year, which was beneficial as credit spreads widened considerably in the latter months of the year. Within corporates, however, a significant exposure to the financial sector detracted from relative performance as the subprime mortgage meltdown left most financial services companies vulnerable to mortgage writedowns.

The Fund's interest rate strategy was additive to performance. During the first half of the year when the economy was showing strength and interest rates were generally rising, we employed a defensive interest rate strategy by keeping the Fund's duration (a measure of interest rate sensitivity) shorter than that of the benchmark Lehman Brothers 1-5 Year U.S. Government/Credit Index. In late summer, as evidence mounted that the mortgage crisis was having a widespread impact on the economy, we shifted to a neutral interest-rate stance. At that time, we believed the yield curve was too flat and therefore, positioned the portfolio to benefit from future yield curve steepening, which we believed would occur whether the economy expanded or contracted. Throughout the remainder of the year, the curve did in fact steepen and the Fund's positioning benefited performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

ASSET ALLOCATION AS OF 12/31/07
CMO                                                              40.1%
Corporate Bonds                                                  25.8
Asset Backed Securities                                          16.8
FNMA                                                              6.3
FHLMC                                                             0.4
GNMA                                                              0.1
                                                                -----
Total Long-Term Investments                                      89.5
Total Short-Term Investments                                      7.9
                                                                -----
Total Investments                                                97.4
Other Assets in Excess of Liabilities                             2.6
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07 - 12/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  7/1/07          12/31/07       7/1/07-12/31/07
Class A
  Actual.....................................    $1,000.00        $1,004.27           $4.29
  Hypothetical...............................     1,000.00         1,020.92            4.33
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,001.71            6.86
  Hypothetical...............................     1,000.00         1,018.35            6.92
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,001.72            6.81
  Hypothetical...............................     1,000.00         1,018.40            6.87
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,005.08            3.49
  Hypothetical...............................     1,000.00         1,021.73            3.52
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.85%, 1.36%, 1.35% and 0.69% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON         MATURITY            VALUE
---------------------------------------------------------------------------------------------

          COLLATERALIZED MORTGAGE OBLIGATIONS  40.1%
$1,041    American Home Mortgage Assets (a)..... 5.043%         08/30/36         $    953,843
   437    American Home Mortgage Assets (a)..... 5.103          10/25/46              353,082
 1,079    American Home Mortgage Assets (a)..... 5.105          06/25/47              989,659
   432    American Home Mortgage Assets (a)..... 5.165          06/25/47              348,595
 1,058    American Home Mortgage Investment
          Trust (a)............................. 5.054          05/25/47              989,417
   525    American Home Mortgage Investment
          Trust (a)............................. 5.284          03/25/46              368,566
   138    American Home Mortgage Investment
          Trust (a)............................. 6.438          02/25/44              138,005
   767    Banc of America Funding Corp (b)...... 6.206          09/20/46              770,177
 1,282    Bank of America Mortgage Securities
          (a)................................... 4.370          01/25/35            1,271,805
   936    Bear Stearns Mortgage Funding
          Trust (a)............................. 5.045          03/25/36              877,954
   696    Bear Stearns Mortgage Funding
          Trust (a)............................. 5.074          01/25/37              638,514
   809    Bear Stearns Mortgage Funding
          Trust (a)............................. 5.114          07/25/36              749,216
   270    Citigroup Commercial Mortgage
          Trust (b)............................. 5.622          04/10/12              274,351
   266    Citigroup Mortgage Loan Trust, Inc.
          (b)................................... 5.757          09/25/34              268,093
   260    Citigroup Mortgage Loan Trust, Inc.
          (b)................................... 6.522          08/25/34              258,928
 3,004    Countrywide Alternative Loan Trust
          (c)................................... 2.068          02/25/37              156,748
 3,671    Countrywide Alternative Loan Trust
          (REMIC) (c)........................... 2.578          03/20/46              167,084
   677    Countrywide Alternative Loan Trust
          (a)................................... 5.038          09/25/47              654,632
   585    Countrywide Alternative Loan Trust
          (a)................................... 5.054          11/25/46              552,682
   642    Countrywide Alternative Loan Trust
          (a)................................... 5.074          09/25/35              589,086
   929    Countrywide Alternative Loan Trust
          (a)................................... 5.094          08/25/46              856,631
 1,138    Countrywide Alternative Loan Trust
          (a)................................... 5.114          10/25/36              984,822
   280    Countrywide Alternative Loan Trust
          (a)................................... 5.238          10/25/35              273,529
   915    Countrywide Alternative Loan Trust
          (REMIC) (a)........................... 5.296          02/25/35              879,788
   738    Countrywide Alternative Loan Trust
          (a)................................... 5.296          03/25/35              710,891
 1,059    Countrywide Alternative Loan Trust
          (a)................................... 5.328          10/25/35              965,725
   859    Countrywide Alternative Loan Trust
          (a)................................... 5.338          12/20/35              788,705
   626    Countrywide Alternative Loan Trust
          (a)................................... 6.288          11/25/35              612,764
   501    Countrywide Alternative Loan Trust
          (a)................................... 6.487          02/25/36              501,132
   442    Countrywide Home Loan Mortgage Trust
          (b)................................... 4.367          06/25/35              437,965
   408    Countrywide Home Loan Mortgage Trust
          (b)................................... 4.556          11/20/34              405,450
14,476    Downey Savings & Loan Association
          Mortgage Loan Trust (c)............... 1.250          08/19/45              128,928

 10                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON         MATURITY            VALUE
---------------------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  689    Downey Savings & Loan Association
          Mortgage Loan Trust (a)............... 5.105%         04/19/38         $    644,974
   841    Downey Savings & Loan Association
          Mortgage Loan Trust (a)............... 5.164          09/19/36              795,362
   808    Downey Savings & Loan Association
          Mortgage Loan Trust (a)............... 5.264          08/19/45              740,540
 1,303    Downey Savings & Loan Association
          Mortgage Loan Trust (a)............... 5.335          09/19/35            1,202,323
   834    Federal Home Loan Mortgage Corp. ..... 7.500          09/15/29              875,336
   274    Federal National Mortgage
          Association........................... 5.500          01/25/24              274,421
   556    Federal National Mortgage
          Association........................... 6.500          06/25/35              577,791
   820    First Horizon Alternative Mortgage
          Securities............................ 6.000          02/25/37              822,667
   263    First Horizon Mortgage Pass Through
          Trust (a)............................. 5.117          10/25/34              262,712
   320    Government National Mortgage
          Association (REMIC) (a)............... 5.427          09/16/19              321,769
 2,677    Greenpoint Mortgage Funding Trust
          (REMIC) (c)........................... 2.491          10/25/45               90,335
 1,530    Greenpoint Mortgage Funding Trust
          (REMIC) (c)........................... 2.797          08/25/45               48,606
   652    Greenpoint Mortgage Funding Trust
          (a)................................... 6.862          08/25/36              625,021
   797    GSR Mortgage Loan Trust (a)........... 5.048          08/25/46              730,539
     2    Harborview Mortgage Loan Trust (REMIC)
          (d)...................................   *      07/20/36 to 03/19/37          1,674
 3,137    Harborview Mortgage Loan Trust (b)
          (c)................................... 1.986          06/19/35               78,417
 2,853    Harborview Mortgage Loan Trust (b)
          (c)................................... 2.265          05/19/35               65,972
 4,513    Harborview Mortgage Loan Trust (b)
          (c)................................... 2.566          01/19/36              141,046
 3,607    Harborview Mortgage Loan Trust (REMIC)
          (b) (c)............................... 2.613          03/19/37              160,049
 5,761    Harborview Mortgage Loan Trust (REMIC)
          (b) (c)............................... 2.738          07/19/47              226,846
 1,836    Harborview Mortgage Loan Trust (b)
          (c)................................... 2.774          01/19/36               64,817
   685    Harborview Mortgage Loan Trust (a).... 5.164          02/19/37              626,002
   785    Harborview Mortgage Loan Trust (a).... 5.181          08/21/46              725,651
 1,040    Harborview Mortgage Loan Trust (a).... 5.204          11/19/36              946,029
 1,799    Harborview Mortgage Loan Trust (a).... 5.215    12/19/37 to 08/19/46      1,642,992
   895    Harborview Mortgage Loan Trust (a).... 5.228          10/19/46              820,316
   518    Harborview Mortgage Loan Trust (a).... 5.344          11/19/35              471,844
   699    Harborview Mortgage Loan Trust (a).... 5.398          06/20/35              656,028
   300    Harborview Mortgage Loan Trust (a).... 5.548          06/20/35              279,097
 2,411    Harborview Mortgage Loan Trust (a).... 6.788    01/19/36 to 02/19/36      2,448,388
 2,500    Indymac Index Mortgage Loan Trust
          (REMIC) (b) (c)....................... 1.849          07/25/35               90,634
   271    Indymac Index Mortgage Loan Trust
          (a)................................... 5.288          07/25/34              255,846

See Notes to Financial Statements                                             11

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON         MATURITY            VALUE
---------------------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  751    JPMorgan Chase Commercial Mortgage
          Securities Corp. ..................... 5.651%         06/15/49         $    759,652
   730    Luminent Mortgage Trust (a)........... 4.988          10/25/46              685,068
   720    Luminent Mortgage Trust (a)........... 5.018          05/25/46              663,908
   529    Luminent Mortgage Trust (REMIC) (a)... 5.028          01/25/36              497,815
   375    Mastr Adjustable Rate Mortgages Trust
          (a)................................... 5.888          05/25/47              213,631
 1,930    Residential Accredit Loans, Inc.
          (a)................................... 4.978    02/25/37 to 01/25/46      1,774,322
   992    Residential Accredit Loans, Inc.
          (a)................................... 4.988          02/25/46              871,313
 1,032    Residential Accredit Loans, Inc.
          (REMIC) (a)........................... 5.018          06/25/46              940,366
 1,307    Residential Accredit Loans, Inc.
          (a)................................... 5.048          02/25/47            1,115,160
   239    Residential Accredit Loans, Inc.
          (REMIC) (a)........................... 5.048          06/25/37              222,366
   247    Residential Accredit Loans, Inc.
          (REMIC) (a)........................... 5.058          02/25/46              233,460
   358    Residential Accredit Loans, Inc.
          (a)................................... 5.088          06/25/37              293,089
   438    Residential Accredit Loans, Inc.
          (a)................................... 5.118          02/25/46              403,252
   659    Residential Accredit Loans, Inc.
          (a)................................... 5.188          10/25/45              601,353
   767    Structured Asset Mortgage Investments,
          Inc. (a).............................. 4.978          03/25/37              699,348
   930    Structured Asset Mortgage Investments,
          Inc. (a).............................. 4.988          03/25/36              883,937
 1,125    Structured Asset Mortgage Investments,
          Inc. (a).............................. 4.998          01/25/37            1,026,202
 1,135    Structured Asset Mortgage Investments,
          Inc. (REMIC) (a)...................... 5.175          02/25/36            1,036,653
 1,235    Washington Mutual, Inc. (c)........... 0.654          06/25/44               23,919
 2,267    Washington Mutual, Inc. (c)........... 1.226          07/25/44               42,509
 3,259    Washington Mutual, Inc. (c)........... 1.447          10/25/44               63,147
   819    Washington Mutual, Inc. (a)........... 4.988          12/25/46              748,957
   729    Washington Mutual, Inc. (a)........... 5.065          02/25/47              662,419
   608    Washington Mutual, Inc. (a)........... 5.128          11/25/45              561,986
   295    Washington Mutual, Inc. (REMIC) (a)... 5.148          07/25/45              266,833
   717    Washington Mutual, Inc. (a)........... 5.727          05/25/46              677,946
   909    Washington Mutual, Inc. (REMIC) (a)... 5.728          04/25/46              874,583
   670    Washington Mutual, Inc. (a)........... 5.748          08/25/46              639,968
 1,084    Washington Mutual Mortgage Pass-
          Through Certificates (a).............. 5.788          08/25/46            1,054,332
   488    Washington Mutual Mortgage Pass-
          Through Certificates (a).............. 6.313          10/25/45              478,710
 1,333    Wells Fargo Mortgage Backed Securities
          Trust (a)............................. 4.109          06/25/35            1,336,164

 12                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON         MATURITY            VALUE
---------------------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  314    Wells Fargo Mortgage Backed Securities
          Trust (a)............................. 6.172%         09/25/34         $    314,569
    48    Wells Fargo Mortgage Backed Securities
          Trust (b)............................. 6.540          07/25/34               47,807
                                                                                 ------------
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  40.1%....................     57,345,555
                                                                                 ------------
          CORPORATE BONDS  25.8%
          AUTOMOTIVE  0.6%
   350    American Honda Finance Corp. (e)...... 3.850          11/06/08              347,473
   155    Daimler Chrysler NA Holding........... 4.050          06/04/08              154,419
   345    Daimler Chrysler NA Holding (a)....... 5.541          03/13/09              342,702
                                                                                 ------------
                                                                                      844,594
                                                                                 ------------
          BANKING  5.6%
   585    Bank of America Corp. ................ 3.375          02/17/09              577,585
   325    Citicorp.............................. 6.375          11/15/08              329,479
   205    Credit Suisse USA, Inc. .............. 6.125          11/15/11              213,494
   255    JPMorgan Chase & Co. ................. 6.000          02/15/09              257,299
   450    JPMorgan Chase & Co. ................. 6.750          02/01/11              472,824
   365    MBNA Corp. (a)........................ 5.307          05/05/08              365,676
   330    Mellon Funding Corp. ................. 6.400          05/14/11              349,074
   365    Popular North America, Inc. .......... 5.650          04/15/09              368,686
   700    Santander Central Hispano Issuances,
          Ltd. (Cayman Islands)................. 7.625          11/03/09              737,363
   640    Sovereign Bancorp (a)................. 5.113          03/23/10              635,409
   100    Sovereign Bank........................ 4.000          02/01/08               99,909
   620    SunTrust Bank Atlanta................. 4.550          05/25/09              619,270
   735    Unicredito Luxembourg Finance
          (Luxembourg) (a) (e).................. 5.142          10/24/08              733,692
   865    Wachovia Corp. ....................... 5.350          03/15/11              876,530
   320    Washington Mutual, Inc. .............. 4.000          01/15/09              301,400
   305    Washington Mutual, Inc. .............. 8.250          04/01/10              291,406
   320    Wells Fargo Bank NA................... 6.450          02/01/11              338,780
   390    Wells Fargo Co. ...................... 3.120          08/15/08              384,749
                                                                                 ------------
                                                                                    7,952,625
                                                                                 ------------
          BROKERAGE  2.2%
   490    Citigroup, Inc. ...................... 3.625          02/09/09              167,766
   320    Citigroup, Inc. ...................... 4.625          08/03/10              318,446
   960    Goldman Sachs Group, Inc. ............ 4.125          01/15/08              959,663
   475    Goldman Sachs Group, Inc. ............ 6.875          01/15/11              504,131
   285    Lehman Brothers Holdings, Inc. (a).... 4.933          12/23/08              280,210
   220    Lehman Brothers Holdings, Inc. (a).... 5.093          12/23/10              205,160
   398    World Financial Properties (e)........ 6.910          09/01/13              416,003
   267    World Financial Properties (e)........ 6.950          09/01/13              278,987
                                                                                 ------------
                                                                                    3,130,366
                                                                                 ------------

See Notes to Financial Statements                                             13

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON         MATURITY            VALUE
---------------------------------------------------------------------------------------------
          CHEMICALS  0.1%
$  190    ICI Wilmington........................ 4.375%         12/01/08         $    189,780
                                                                                 ------------

          DISTRIBUTORS  0.4%
   180    KeySpan Corp. ........................ 4.900          05/16/08              179,905
   470    Sempra Energy......................... 4.750          05/15/09              469,422
                                                                                 ------------
                                                                                      649,327
                                                                                 ------------
          DIVERSIFIED MANUFACTURING  0.6%
   435    Brookfield Assets Management, Inc.
          (Canada).............................. 8.125          12/15/08              448,260
   420    Textron Financial Corp. .............. 4.125          03/03/08              419,610
                                                                                 ------------
                                                                                      867,870
                                                                                 ------------
          ELECTRIC  3.9%
   495    Baltimore Gas & Electric Co. ......... 6.625          03/15/08              496,188
   420    Detroit Edison Co. ................... 6.125          10/01/10              435,705
   350    Dominion Resources, Inc. ............. 5.687          05/15/08              350,805
   200    Duke Energy Co. ...................... 3.750          03/05/08              199,461
   565    Entergy Gulf States, Inc. (a)......... 5.523          12/01/09              561,452
   555    FPL Group Capital, Inc. .............. 5.551          02/16/08              555,161
   260    NiSource Finance Corp. (a)............ 5.585          11/23/09              257,604
   745    Ohio Power Co. (a).................... 5.423          04/05/10              738,863
   940    Peco Energy Co. ...................... 3.500          05/01/08              934,978
   225    Public Service Co. of Colorado........ 6.875          07/15/09              231,672
   400    Southwestern Public Service Co. ...... 6.200          03/01/09              405,574
   400    Texas-New Mexico Power Co. ........... 6.250          01/15/09              404,569
                                                                                 ------------
                                                                                    5,572,032
                                                                                 ------------
          FOOD & BEVERAGE  1.6%
   660    Kraft Foods, Inc. .................... 4.125          11/12/09              654,596
   460    Miller Brewing Co. (e)................ 4.250          08/15/08              458,067
   545    Sara Lee Corp. ....................... 2.750          06/15/08              539,226
   570    Yum! Brands, Inc. .................... 7.650          05/15/08              575,445
                                                                                 ------------
                                                                                    2,227,334
                                                                                 ------------
          HEALTH CARE  0.7%
   550    Baxter International, Inc. ........... 5.196          02/16/08              550,108
   415    UnitedHealth Group, Inc. ............. 4.125          08/15/09              412,698
    30    UnitedHealth Group, Inc. (a).......... 5.203          03/02/09               29,996
                                                                                 ------------
                                                                                      992,802
                                                                                 ------------
          INTEGRATED ENERGY  0.7%
   500    ConocoPhillips........................ 8.750          05/25/10              548,077
   430    Consumers Energy Co., Ser H........... 4.800          02/17/09              429,098
                                                                                 ------------
                                                                                      977,175
                                                                                 ------------
          LIFE INSURANCE  1.7%
   140    AXA Financial, Inc. .................. 6.500          04/01/08              140,643
   500    Hartford Financial Services Group..... 5.550          08/16/08              501,229
   475    John Hancock Financial Services,
          Inc. ................................. 5.625          12/01/08              479,755

 14                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON         MATURITY            VALUE
---------------------------------------------------------------------------------------------
          LIFE INSURANCE (CONTINUED)
$  555    Met Life Global Funding I (e)......... 4.625%         08/19/10         $    563,427
   750    Monumental Global Funding II (e)...... 4.375          07/30/09              753,450
                                                                                 ------------
                                                                                    2,438,504
                                                                                 ------------
          MEDIA-CABLE  0.4%
   160    Lenfest Communications, Inc. ......... 7.625          02/15/08              160,395
   375    Time Warner, Inc. (a)................. 5.109          11/13/09              365,935
                                                                                 ------------
                                                                                      526,330
                                                                                 ------------
          MEDIA-NONCABLE  0.3%
   165    Viacom, Inc. (a)...................... 5.340          06/16/09              163,084
   300    Viacom, Inc. ......................... 5.750          04/30/11              304,001
                                                                                 ------------
                                                                                      467,085
                                                                                 ------------
          NONCAPTIVE-CONSUMER  1.1%
   510    CIT Group, Inc. ...................... 4.750          08/15/08              505,293
   570    Countrywide Home Loans, Inc. ......... 3.250          05/21/08              515,135
   580    SLM Corp. ............................ 4.000          01/15/10              534,449
                                                                                 ------------
                                                                                    1,554,877
                                                                                 ------------
          NONCAPTIVE-CONSUMER FINANCE  1.3%
   825    American General Finance Corp. ....... 4.625          09/01/10              818,876
   790    Household Finance Corp. .............. 6.750          05/15/11              820,131
    95    International Lease Finance Corp. .... 4.625          06/02/08               94,709
   175    Residential Capital LLC............... 6.000          02/22/11              109,813
                                                                                 ------------
                                                                                    1,843,529
                                                                                 ------------
          NONCAPTIVE-DIVERSIFIED FINANCE  0.1%
   275    Capmark Financial Group, Inc. (e)..... 5.875          05/10/12              217,877
                                                                                 ------------

          PHARMACEUTICALS  0.3%
   430    Hospira, Inc. (a)..................... 5.309          03/30/10              427,075
                                                                                 ------------

          PIPELINES  0.4%
   545    Enbridge Energy Partners.............. 4.000          01/15/09              541,792
                                                                                 ------------

          RAILROADS  0.5%
   535    Burlington Northern Santa Fe Corp. ... 6.125          03/15/09              542,208
   155    Union Pacific Corp. .................. 6.625          02/01/08              155,188
                                                                                 ------------
                                                                                      697,396
                                                                                 ------------
          REFINING  0.4%
   660    Valero Energy Corp. .................. 3.500          04/01/09              648,945
                                                                                 ------------

          REITS  0.3%
   475    iStar Financial, Inc. (a)............. 5.496          03/09/10              426,162
                                                                                 ------------

See Notes to Financial Statements                                             15

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON         MATURITY            VALUE
---------------------------------------------------------------------------------------------
          RETAILERS  0.8%
$  385    CVS Corp. ............................ 4.000%         09/15/09         $    377,925
   415    Home Depot, Inc. (a).................. 5.115          12/16/09              406,763
   365    JC Penney Corp., Inc. ................ 7.375          08/15/08              369,296
                                                                                 ------------
                                                                                    1,153,984
                                                                                 ------------
          SERVICES  0.2%
   260    FedEx Corp. .......................... 5.500          08/15/09              262,971
                                                                                 ------------

          SUPERMARKETS  0.4%
   305    Fred Meyer, Inc. ..................... 7.450          03/01/08              306,081
   260    Safeway, Inc. ........................ 7.500          09/15/09              273,058
                                                                                 ------------
                                                                                      579,139
                                                                                 ------------
          WIRELINE  1.2%
   640    AT&T, Inc. (a)........................ 4.977          02/05/10              634,592
   215    COX Communications, Inc. ............. 4.625          01/15/10              213,434
   355    Sprint Nextel Corp. (a)............... 5.598          06/28/10              341,318
   475    Telecom Italia Capital (Luxembourg)... 4.875          10/01/10              472,824
                                                                                 ------------
                                                                                    1,662,168
                                                                                 ------------
          TOTAL CORPORATE BONDS 25.8%.........................................     36,851,739
                                                                                 ------------

          ASSET BACKED SECURITIES  16.8%
   375    Ameriquest Mortgage Securities, Inc.
          (a)................................... 5.933          08/25/34              312,521
 1,525    Bank of America Credit Card Trust
          (a)................................... 5.247          04/16/12            1,524,760
   353    Capital Auto Receivables Asset
          Trust................................. 4.050          07/15/09              353,105
 1,075    Capital Auto Receivables Asset
          Trust................................. 4.980          05/15/11            1,079,128
   700    Capital Auto Receivables Asset
          Trust................................. 5.020          09/15/11              705,512
 1,400    Capital Auto Receivables Asset
          Trust................................. 5.380          07/15/10            1,413,945
   575    Capital One Auto Finance Trust........ 5.070          07/15/11              576,649
 1,035    Caterpillar Financial Asset Trust..... 5.570          05/25/10            1,042,171
 1,275    Chase Issuance Trust.................. 4.960          09/17/12            1,296,575
   665    Chase Manhattan Auto Owner Trust...... 2.830          09/15/10              662,262
   750    CIT Equipment......................... 5.070          02/20/10              750,212
   575    CNH Equipment Trust................... 5.400          10/17/11              582,800
 1,050    Daimler Chrysler Auto Trust........... 5.000          02/08/12            1,059,864
   472    Ford Credit Auto Owner Trust.......... 5.050          03/15/10              473,208
 1,100    Ford Credit Auto Owner Trust.......... 5.260          10/15/10            1,105,177
 1,200    Ford Credit Auto Owner Trust.......... 5.400          08/15/11            1,219,475
   449    GE Equipment Small Ticket LLC (e)..... 4.380          07/22/09              449,025
   681    GE Equipment Small Ticket LLC (e)..... 4.880          10/22/09              681,878
 1,232    Harley-Davidson Motorcycle Trust...... 3.560          02/15/12            1,222,244
 1,073    Harley-Davidson Motorcycle Trust...... 4.070          02/15/12            1,068,081
   675    Hertz Vehicle Financial (e)........... 4.930          02/25/10              676,675
 1,025    Hyundai Auto Receivables Trust........ 5.040          01/17/12            1,030,268
   533    Lehman XS Trust (a)................... 5.088          02/25/46              504,316
   530    National City Auto Receivable Trust... 2.880          05/15/11              525,761
   495    Nationstar Home Equity Loan Trust
          (a)................................... 4.848          06/25/37              477,938

 16                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON         MATURITY            VALUE
---------------------------------------------------------------------------------------------
          ASSET BACKED SECURITIES (CONTINUED)
$  321    New Century Home Equity Loan Trust.... 4.461%         08/25/35         $    318,509
   900    Nissan Auto Receivables Owner Trust... 5.030          05/16/11              908,594
   650    Nissan Auto Receivables Owner Trust... 5.440          04/15/10              653,451
   204    Soundview Home Equity Loan Trust
          (a)................................... 4.848          06/25/36              203,296
 1,100    USAA Auto Owner Trust................. 4.900          02/15/12            1,107,746
                                                                                 ------------
          TOTAL ASSET BACKED SECURITIES  16.8%................................     23,985,146
                                                                                 ------------

          MORTGAGE BACKED SECURITIES  4.6%
     3    Federal Home Loan Mortgage Corp. ..... 6.500          01/01/33                3,527
   296    Federal Home Loan Mortgage Corp. ..... 7.500    10/01/29 to 09/01/32        316,183
     2    Federal Home Loan Mortgage Corp. ..... 9.250          12/01/15                1,639
 1,185    Federal National Mortgage
          Association........................... 6.500    11/01/23 to 11/01/33      1,225,927
 1,250    Federal National Mortgage
          Association........................... 7.000    03/01/26 to 03/01/32      1,318,368
 3,343    Federal National Mortgage
          Association........................... 7.500    12/01/28 to 08/01/36      3,533,388
    16    Federal National Mortgage
          Association........................... 7.500          12/01/30               16,947
    29    Federal National Mortgage
          Association........................... 9.500    03/01/16 to 04/01/20         31,629
    13    Government National Mortgage
          Association........................... 7.500    07/15/28 to 08/15/28         13,892
     1    Government National Mortgage
          Association........................... 9.500    07/15/16 to 06/15/18          1,206
    66    Government National Mortgage
          Association........................... 10.000   11/15/16 to 01/15/19         76,199
    13    Government National Mortgage
          Association........................... 10.500         02/15/18               15,084
    88    Government National Mortgage
          Association........................... 11.000         11/15/18              102,376
                                                                                 ------------

          TOTAL MORTGAGE BACKED SECURITIES....................................      6,656,365
                                                                                 ------------

          ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  2.2%
   334    Federal Home Loan Mortgage Corp. ..... 5.447          07/01/34              342,464
   751    Federal National Mortgage
          Association........................... 4.282          04/01/35              754,658
   320    Federal National Mortgage
          Association........................... 4.537          04/01/35              320,591
 1,013    Federal National Mortgage
          Association........................... 4.716          09/01/35            1,009,649
   294    Federal National Mortgage
          Association........................... 5.475          07/01/34              297,123
   134    Federal National Mortgage
          Association........................... 5.590          06/01/34              135,200
   126    Federal National Mortgage
          Association........................... 6.155          09/01/34              126,839
   192    Federal National Mortgage
          Association........................... 6.756          09/01/19              192,952
                                                                                 ------------

          TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES....................      3,179,476
                                                                                 ------------


TOTAL LONG-TERM INVESTMENTS  89.5%
 (Cost $132,115,924).........................................................   128,018,281
                                                                               ------------

See Notes to Financial Statements                                             17

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

DESCRIPTION                                                                       VALUE
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  7.9%
REPURCHASE AGREEMENTS  7.8%
Banc of America Securities ($3,132,831 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.50%, dated
 12/31/07, to be sold on 01/02/08 at $3,133,614).............................  $  3,132,831
Citigroup Global Markets, Inc. ($2,784,738 par collateralized by U.S.
 Government obligations in a pooled cash account, interest rate of 4.10%,
 dated 12/31/07, to be sold on 01/02/08 at $2,785,373).......................     2,784,738
State Street Bank & Trust Co. ($5,205,431 par collateralized by U.S.
 Government obligations in a pooled cash account, interest rate of 3.90%,
 dated 12/31/07, to be sold on 01/02/08 at $5,206,559).......................     5,205,431
                                                                               ------------

TOTAL REPURCHASE AGREEMENTS..................................................    11,123,000
                                                                               ------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  0.1%
United States Treasury Bill ($125,000 par, yielding 4.851%, 01/10/08
 maturity) (f)...............................................................       124,849
                                                                               ------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $11,247,849)........................................................    11,247,849
                                                                               ------------

TOTAL INVESTMENTS  97.4%
   (Cost $143,363,773).......................................................   139,266,130

OTHER ASSETS IN EXCESS OF LIABILITIES  2.6%..................................     3,669,003
                                                                               ------------

NET ASSETS  100.0%...........................................................  $142,935,133
                                                                               ============

Percentages are calculated as a percentage of net assets.

The obligations of certain United States government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*   Zero coupon bond

(a) Floating Rate Coupon

(b) Variable Rate Coupon

(c) Interest Only

(d) Principal Only

(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f) All or a portion of this security has been physically segregated in connection with open futures contracts.

REMIC--Real Estate Mortgage Investment Conduits

 18                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

SWAP AGREEMENTS OUTSTANDING AS OF DECEMBER 31, 2007:

CREDIT DEFAULT SWAPS

                                                       PAY/
                                                      RECEIVE                NOTIONAL
                            REFERENCE     BUY/SELL     FIXED    EXPIRATION    AMOUNT     UPFRONT
      COUNTERPARTY           ENTITY      PROTECTION    RATE        DATE       (000)      PAYMENTS     VALUE
Goldman Sachs Capital
 Markets, L.P.            Dell, Inc.         Buy      0.220%     03/20/12     $  355     $      0    $  1,066
Goldman Sachs Capital,
 Markets, L.P.            Dow Jones CDX
                          NA IG HVOL        Sell       0.350     06/20/12      1,400      (19,885)    (29,382)
                                                                                        ----------   --------
TOTAL CREDIT DEFAULT SWAPS                                                               $(19,885)   $(28,316)
                                                                                        ==========   ========

INTEREST RATE SWAPS

                                                       PAY/
                                                     RECEIVE                          NOTIONAL    UNREALIZED
                                                     FLOATING   FIXED    EXPIRATION    AMOUNT    APPRECIATION/
        COUNTERPARTY           FLOATING RATE INDEX     RATE     RATE        DATE       (000)     DEPRECIATION
Deutsche Bank AG
 New York                         USD-LIBOR BBA        Pay      4.427%    11/08/09     $2,800      $ 27,274
Deutsche Bank AG
 New York                         USD-LIBOR BBA        Pay      4.550     10/23/09      2,800        31,419
Goldman Sachs Capital
 Markets, L.P.                    USD-LIBOR BBA        Pay      4.642     09/11/09      2,800        65,796
Goldman Sachs Capital
 Markets, L.P.                    USD-LIBOR BBA        Pay      5.074     10/05/08      1,500         7,597
JPMorgan Chase Bank, N.A.         USD-LIBOR BBA        Pay      3.989     12/14/09      2,800         6,123
JPMorgan Chase Bank, N.A.         USD-LIBOR BBA        Pay      4.139     12/12/09      2,800        13,532
JPMorgan Chase Bank, N.A.         USD-LIBOR BBA        Pay      4.782     10/18/09      2,800        23,166
JPMorgan Chase Bank, N.A.         USD-LIBOR BBA        Pay      4.783     10/18/09      2,800        43,239
JPMorgan Chase Bank, N.A.         USD-LIBOR BBA        Pay      4.794     09/20/09      2,800        76,387
JPMorgan Chase Bank, N.A.         USD-LIBOR BBA        Pay      5.079     08/01/09      2,800        84,766
JPMorgan Chase Bank, N.A.         USD-LIBOR BBA        Pay      5.203     10/13/08      1,900        12,597
JPMorgan Chase Bank, N.A.         USD-LIBOR BBA        Pay      5.225     09/22/08        600         3,218
JPMorgan Chase Bank, N.A.         USD-LIBOR BBA        Pay      5.334     01/30/09      1,400        42,722
JPMorgan Chase Bank, N.A.         USD-LIBOR BBA        Pay      5.358     07/13/09      2,825        98,129
JPMorgan Chase Bank, N.A.         USD-LIBOR BBA        Pay      5.365     06/28/09      2,900        60,756
JPMorgan Chase Bank, N.A.         USD-LIBOR BBA        Pay      5.391     06/06/09      2,800        55,172
JPMorgan Chase Bank, N.A.         USD-LIBOR BBA        Pay      5.486     06/14/09      2,850        61,423
                                                                                                 -------------
TOTAL INTEREST RATE SWAPS                                                                          $713,316
                                                                                                 =============

See Notes to Financial Statements                                             19

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures, March 2008
  (Current Notional Value of $113,391 per contract).........     104         $ 61,834
U.S. Treasury Notes 5-Year Futures, March 2008
  (Current Notional Value of $110,281 per contract).........      71           12,876
SHORT CONTRACTS:
U.S. Treasury Bond Futures, March 2008
  (Current Notional Value of $116,375 per contract).........      41             (646)
U.S. Treasury Notes 2-Year Futures, March 2008
  (Current Notional Value of $210,250 per contract).........     174          (30,840)
                                                                ----         --------
                                                                 390         $ 43,224
                                                                ====         ========

 20                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007

ASSETS:
Total Investments (Cost $143,363,773).......................  $139,266,130
Cash........................................................         6,487
Receivables:
  Fund Shares Sold..........................................     3,392,648
  Interest..................................................       780,780
  Principal Paydown.........................................         7,412
Swap Contracts..............................................       714,382
Other.......................................................       137,511
                                                              ------------
    Total Assets............................................   144,305,350
                                                              ------------
LIABILITIES:
Payables:
  Swap Collateral...........................................       519,553
  Fund Shares Repurchased...................................       240,855
  Income Distributions......................................       153,071
  Distributor and Affiliates................................        78,337
  Investment Advisory Fee...................................        35,487
  Variation Margin on Futures...............................         8,891
Trustees' Deferred Compensation and Retirement Plans........       215,148
Swap Contracts..............................................        29,382
Accrued Expenses............................................        89,493
                                                              ------------
    Total Liabilities.......................................     1,370,217
                                                              ------------
NET ASSETS..................................................  $142,935,133
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $172,002,075
Accumulated Undistributed Net Investment Income.............       (56,976)
Net Unrealized Depreciation.................................    (3,349,534)
Accumulated Net Realized Loss...............................   (25,660,432)
                                                              ------------
NET ASSETS..................................................  $142,935,133
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $73,330,190 and 6,705,128 shares of
    beneficial interest issued and outstanding).............  $      10.94
    Maximum sales charge (2.25%* of offering price).........          0.25
                                                              ------------
    Maximum offering price to public........................  $      11.19
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $26,841,391 and 2,428,711 shares of
    beneficial interest issued and outstanding).............  $      11.05
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $20,486,435 and 1,864,163 shares of
    beneficial interest issued and outstanding).............  $      10.99
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $22,277,117 and 2,036,431 shares of
    beneficial interest issued and outstanding).............  $      10.94
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             21

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2007

INVESTMENT INCOME:
Interest....................................................  $ 7,654,710
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees
  Class A...................................................      120,007
  Class B...................................................      203,171
  Class C...................................................      142,089
Investment Advisory Fee.....................................      421,875
Transfer Agent Fees.........................................      278,619
Accounting and Administrative Expenses......................       92,313
Reports to Shareholders.....................................       62,202
Registration Fees...........................................       47,355
Custody.....................................................       39,014
Trustees' Fees and Related Expenses.........................       36,125
Professional Fees...........................................       31,894
Other.......................................................       29,871
                                                              -----------
    Total Expenses..........................................    1,504,535
    Less Credits Earned on Cash Balances....................        8,260
                                                              -----------
    Net Expenses............................................    1,496,275
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 6,158,435
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  (251,960)
  Futures...................................................      (17,526)
  Swap Contracts............................................     (193,827)
                                                              -----------
Net Realized Loss...........................................     (463,313)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     (923,537)
                                                              -----------
  End of the Period:
    Investments.............................................   (4,097,643)
    Futures.................................................       43,224
    Swap Contracts..........................................      704,885
                                                              -----------
                                                               (3,349,534)
                                                              -----------
Net Unrealized Depreciation During the Period...............   (2,425,997)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(2,889,310)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 3,269,125
                                                              ===========

 22                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                            FOR THE              FOR THE
                                                          YEAR ENDED           YEAR ENDED
                                                       DECEMBER 31, 2007    DECEMBER 31, 2006
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................    $  6,158,435         $  5,986,512
Net Realized Loss....................................        (463,313)          (1,258,897)
Net Unrealized Appreciation/Depreciation During the
  Period.............................................      (2,425,997)           1,204,576
                                                         ------------         ------------
Change in Net Assets from Operations.................       3,269,125            5,932,191
                                                         ------------         ------------

Distributions from Net Investment Income:
  Class A Shares.....................................      (4,078,071)          (4,004,034)
  Class B Shares.....................................      (1,465,665)          (1,815,966)
  Class C Shares.....................................      (1,032,810)          (1,255,428)
  Class I Shares.....................................        (540,248)             (90,316)
                                                         ------------         ------------
Total Distributions..................................      (7,116,794)          (7,165,744)
                                                         ------------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................      (3,847,669)          (1,233,553)
                                                         ------------         ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................      64,395,903           36,752,604
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       5,607,541            5,631,508
Cost of Shares Repurchased...........................     (68,848,234)         (80,371,800)
                                                         ------------         ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...       1,155,210          (37,987,688)
                                                         ------------         ------------
TOTAL DECREASE IN NET ASSETS.........................      (2,692,459)         (39,221,241)
NET ASSETS:
Beginning of the Period..............................     145,627,592          184,848,833
                                                         ------------         ------------
End of the Period (Including accumulated
  undistributed net investment income of $(56,976)
  and $(603,175), respectively)......................    $142,935,133         $145,627,592
                                                         ============         ============

See Notes to Financial Statements                                             23

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED DECEMBER 31,
                                               ----------------------------------------------
                                                2007      2006      2005      2004      2003
CLASS A SHARES                                 ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $11.24    $11.33    $11.58    $11.90    $12.17
                                               ------    ------    ------    ------    ------
  Net Investment Income (a)..................    0.51      0.44      0.31      0.20      0.13
  Net Realized and Unrealized Gain/Loss......   (0.22)      -0-(d)  (0.14)    (0.13)      -0-(d)
                                               ------    ------    ------    ------    ------
Total from Investment Operations.............    0.29      0.44      0.17      0.07      0.13
Less Distributions from Net Investment
  Income.....................................    0.59      0.53      0.42      0.39      0.40
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $10.94    $11.24    $11.33    $11.58    $11.90
                                               ======    ======    ======    ======    ======

Total Return* (b)............................   2.57%     4.00%     1.46%     0.57%     1.04%
Net Assets at End of the Period (In
  millions)..................................  $ 73.3    $ 79.7    $ 91.9    $151.7    $181.6
Ratio of Expenses to Average Net Assets*.....   0.89%     0.86%     0.81%     0.84%     0.72%
Ratio of Net Investment Income to Average Net
  Assets*....................................   4.55%     3.93%     2.67%     1.73%     1.08%
Portfolio Turnover (c).......................     53%       76%       70%      143%      311%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets...     N/A       N/A       N/A       N/A     0.79%
   Ratio of Net Investment Income to Average
     Net Assets..............................     N/A       N/A       N/A       N/A     1.01%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 2.25% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of .50% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher in previous fiscal years.

(d) Amount is less than $.01 per share.

N/A=Not Applicable

 24                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED DECEMBER 31,
                                               ----------------------------------------------
                                                2007      2006      2005      2004      2003
CLASS B SHARES                                 ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $11.36    $11.44    $11.69    $12.01    $12.27
                                               ------    ------    ------    ------    ------
  Net Investment Income (a)..................    0.46      0.39      0.25      0.15      0.08
  Net Realized and Unrealized Gain/Loss......   (0.24)     0.01     (0.14)    (0.14)      -0-(d)
                                               ------    ------    ------    ------    ------
Total from Investment Operations.............    0.22      0.40      0.11      0.01      0.08
Less Distributions from Net Investment
  Income.....................................    0.53      0.48      0.36      0.33      0.34
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $11.05    $11.36    $11.44    $11.69    $12.01
                                               ======    ======    ======    ======    ======

Total Return* (b)............................   1.95%     3.53%     0.93%     0.07%     0.62%
Net Assets at End of the Period (In
  millions)..................................  $ 26.8    $ 36.2    $ 54.3    $ 83.3    $122.7
Ratio of Expenses to Average Net Assets*.....   1.39%     1.36%     1.31%     1.34%     1.21%
Ratio of Net Investment Income to Average Net
  Assets*....................................   4.05%     3.40%     2.19%     1.23%     0.63%
Portfolio Turnover (c).......................     53%       76%       70%      143%      311%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets...     N/A       N/A       N/A       N/A     1.27%
   Ratio of Net Investment Income to Average
     Net Assets..............................     N/A       N/A       N/A       N/A     0.57%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 2%, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher in previous fiscal years.

(d) Amount is less than $.01 per share.

N/A=Not Applicable

See Notes to Financial Statements                                             25

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED DECEMBER 31,
                                               ----------------------------------------------
                                                2007      2006      2005      2004      2003
CLASS C SHARES                                 ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $11.29    $11.38    $11.63    $11.95    $12.21
                                               ------    ------    ------    ------    ------
  Net Investment Income (a)..................    0.46      0.39      0.25      0.15      0.08
  Net Realized and Unrealized Gain/Loss......   (0.23)      -0-(d)  (0.14)    (0.14)      -0-(d)
                                               ------    ------    ------    ------    ------
Total from Investment Operations.............    0.23      0.39      0.11      0.01      0.08
Less Distributions from Net Investment
  Income.....................................    0.53      0.48      0.36      0.33      0.34
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $10.99    $11.29    $11.38    $11.63    $11.95
                                               ======    ======    ======    ======    ======

Total Return* (b)............................   2.05%     3.46%     0.94%     0.07%     0.63%
Net Assets at End of the Period (In
  millions)..................................  $ 20.5    $ 26.4    $ 36.9    $ 55.3    $ 83.1
Ratio of Expenses to Average Net Assets*.....   1.39%     1.36%     1.31%     1.34%     1.21%
Ratio of Net Investment Income to Average Net
  Assets*....................................   4.05%     3.41%     2.19%     1.23%     0.61%
Portfolio Turnover (c).......................     53%       76%       70%      143%      311%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets...     N/A       N/A       N/A       N/A     1.28%
   Ratio of Net Investment Income to Average
     Net Assets..............................     N/A       N/A       N/A       N/A     0.54%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of .75%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .65% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher in previous fiscal years.

(d) Amount is less than $.01 per share.

N/A=Not Applicable

 26                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            YEAR ENDED       AUGUST 12, 2005
                                                           DECEMBER 31,     (COMMENCEMENT OF
CLASS I SHARES                                           ----------------    OPERATIONS) TO
                                                          2007      2006    DECEMBER 31, 2005
                                                         ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...............  $11.25    $11.33        $11.42
                                                         ------    ------        ------
  Net Investment Income (a)............................    0.53      0.48          0.15
  Net Realized and Unrealized Loss.....................   (0.24)    (0.01)        (0.06)
                                                         ------    ------        ------
Total from Investment Operations.......................    0.29      0.47          0.09
Less Distributions from Net Investment Income..........    0.60      0.55          0.18
                                                         ------    ------        ------
NET ASSET VALUE, END OF THE PERIOD.....................  $10.94    $11.25        $11.33
                                                         ======    ======        ======

Total Return (b).......................................   2.65%     4.25%         0.76%*
Net Assets at End of the Period (In millions)..........  $ 22.3    $  3.4        $  1.8
Ratio of Expenses to Average Net Assets................   0.72%     0.68%         0.66%
Ratio of Net Investment Income to Average Net Assets...   4.78%     4.20%         3.04%
Portfolio Turnover.....................................     53%       76%           70%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             27

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Limited Duration Fund (the "Fund"), is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide a high current return and relative safety of capital. The Fund invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, investment grade corporate bonds, mortgage-related or mortgage backed securities, asset-backed securities, and certain other debt obligations. The Fund commenced investment operations on June 16, 1986. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At December 31, 2007, the Fund had no when-issued, delayed delivery, or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $25,372,978 which will expire according to the following schedule.

AMOUNT                                                                      EXPIRATION
$  346,588 ............................................................  December 31, 2008
   544,017 ............................................................  December 31, 2010
 7,821,920 ............................................................  December 31, 2011
 7,206,408 ............................................................  December 31, 2012
 3,666,114 ............................................................  December 31, 2013
 3,573,809 ............................................................  December 31, 2014
 2,214,122 ............................................................  December 31, 2015

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    At December 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $143,647,053
                                                              ============
Gross tax unrealized appreciation...........................  $    417,018
Gross tax unrealized depreciation...........................    (4,797,941)
                                                              ------------
Net tax unrealized depreciation on investments..............  $ (4,380,923)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually.

    The tax character of distributions paid during the years ended December 31, 2007 and 2006 was as follows:

                                                                 2007          2006
Distributions paid from:
  Ordinary income...........................................  $7,085,156    $7,159,999
  Long-term capital gain....................................         -0-           -0-
                                                              ----------    ----------
                                                              $7,085,156    $7,159,999
                                                              ==========    ==========

    Permanent differences, primarily due to paydowns on mortgage backed securities and book to tax amortization differences resulted in the following reclassifications among the Fund's components of net assets at December 31, 2007:

ACCUMULATED UNDISTRIBUTED          ACCUMULATED NET
  NET INVESTMENT INCOME             REALIZED LOSS             CAPITAL
       $1,504,558                    $(453,218)             $(1,051,340)

    As of December 31, 2007, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $417,444

    Net realized gains and losses may differ for financial reporting and tax purposes primarily as a result of post October losses of $90,868 which are not recognized for tax purposes until the first day of the following fiscal year and gains and losses recognized for tax purposes on open futures transactions on December 31, 2007.

F. EXPENSE REDUCTIONS During the year ended December 31, 2007, the Fund's custody fee was reduced by $8,260 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of .30% of the average daily net assets.

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    For the year ended December 31, 2007, the Fund recognized expenses of approximately $3,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended December 31, 2007, the Fund recognized expenses of approximately $35,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2007, the Fund recognized expenses of approximately $221,300 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $120,808 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $19,600 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $32,000. Sales charges do not represent expenses to the Fund.

    At December 31, 2007, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 900 shares of Class I.

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2007 and 2006, transactions were as follows:

                                               FOR THE                       FOR THE
                                              YEAR ENDED                    YEAR ENDED
                                          DECEMBER 31, 2007             DECEMBER 31, 2006
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................   3,093,719    $ 34,519,268     2,300,505    $ 25,974,711
  Class B...........................     464,350       5,239,903       442,723       5,046,950
  Class C...........................     440,958       4,919,033       310,042       3,515,756
  Class I...........................   1,773,667      19,717,699       196,108       2,215,187
                                      ----------    ------------    ----------    ------------
Total Sales.........................   5,772,694    $ 64,395,903     3,249,378    $ 36,752,604
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................     314,128    $  3,501,875       286,384    $  3,232,270
  Class B...........................     111,029       1,250,413       127,365       1,452,101
  Class C...........................      69,612         779,741        77,623         880,150
  Class I...........................       6,792          75,512         5,932          66,987
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........     501,561    $  5,607,541       497,304    $  5,631,508
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................  (3,794,027)   $(42,319,759)   (3,603,698)   $(40,698,514)
  Class B...........................  (1,333,118)    (15,039,166)   (2,130,403)    (24,297,302)
  Class C...........................    (981,061)    (11,020,521)   (1,292,841)    (14,674,974)
  Class I...........................     (42,085)       (468,788)      (61,999)       (701,010)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (6,150,291)   $(68,848,234)   (7,088,941)   $(80,371,800)
                                      ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended December 31, 2007, the Fund received redemptions fees of approximately $1,200, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $55,787,844 and $39,572,790, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $16,280,390 and $43,118,330, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes for duration and risk management purposes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2007 were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2006............................      295
Futures Opened..............................................    2,270
Futures Closed..............................................   (2,175)
                                                               ------
Outstanding at December 31, 2007............................      390
                                                               ======

B. SWAP CONTRACTS The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.

    The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Cash collateral, when received by the Fund, is recorded with an offsetting liability shown on the Statement of Assets and Liabilities. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

C. PURCHASED OPTION CONTRACTS An option contact gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.

7. MORTGAGE BACKED SECURITIES

The Fund may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's.

    These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk--the risk that, as mortgage interest rates fall, borrowers will refinance and "prepay" principal. A fund holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund's mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

    To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.

    An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

8. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, Class A Shares purchased prior to October 1, 1999 are subject to an annual service fee of up to .25% of the average daily net assets attributable to such class of shares. Class A Shares purchased on or after October 1, 1999 are subject to an annual service fee of up to .15% of the average daily net assets attributable to such class of shares. Class B Shares purchased prior to October 1, 1999 are subject to a combined annual distribution and service fee of up to 1.00% of the average daily net assets attributable to such class of shares. All Class C Shares and Class B Shares purchased on or after October 1, 1999 are each subject to a combined annual distribution and service fee of up to .65% of the average daily net assets attributable to such class of shares. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $5,085,100 and $128,100 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN LIMITED DURATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Limited Duration Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Limited Duration Fund (the "Fund") as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Limited Duration Fund at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Chicago, Illinois
February 15, 2008

VAN KAMPEN LIMITED DURATION FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza--Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIMITED DURATION FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)              Trustee         Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                    since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                            Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                         health care products                    Director of the Heartland
                                                            manufacturer.                           Alliance, a nonprofit
                                                                                                    organization serving
                                                                                                    human needs based in
                                                                                                    Chicago. Board member of
                                                                                                    the Illinois
                                                                                                    Manufacturers'
                                                                                                    Association.

Jerry D. Choate (69)            Trustee         Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                                since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                   Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                        Allstate Corporation                    Director of Amgen Inc., a
                                                            ("Allstate") and Allstate               biotechnological company,
                                                            Insurance Company. Prior                and Valero Energy
                                                            to January 1995,                        Corporation, an
                                                            President and Chief                     independent refining
                                                            Executive Officer of                    company.
                                                            Allstate. Prior to August
                                                            1994, various management
                                                            positions at Allstate.

VAN KAMPEN LIMITED DURATION FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)               Trustee         Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                     since 2003  a private company                       General Partner of funds
4350 La Jolla Village Drive                                 offering capital                        in the Fund Complex.
Suite 980                                                   investment and management               Director of Quidel
San Diego, CA 92122-6223                                    advisory services.                      Corporation, Stericycle,
                                                                                                    Inc., Ventana Medical
                                                                                                    Systems, Inc. and Trustee
                                                                                                    of The Scripps Research
                                                                                                    Institute. Prior to April
                                                                                                    2007, Director of GATX
                                                                                                    Corporation. Prior to
                                                                                                    April 2004, Director of
                                                                                                    TheraSense, Inc. Prior to
                                                                                                    January 2004, Director of
                                                                                                    TeleTech Holdings Inc.
                                                                                                    and Arris Group, Inc.

Linda Hutton Heagy+ (59)        Trustee         Trustee     Managing Partner of            74       Trustee/Director/Managing
Heidrick & Struggles                            since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                      international executive                 in the Fund Complex.
Suite 7000                                                  search firm. Prior to                   Trustee on the University
Chicago, IL 60606                                           1997, Partner of Ray &                  of Chicago Hospitals
                                                            Berndtson, Inc., an                     Board, Vice Chair of the
                                                            executive recruiting                    Board of the YMCA of
                                                            firm. Prior to 1995,                    Metropolitan Chicago and
                                                            Executive Vice President                a member of the Women's
                                                            of ABN AMRO, N.A., a bank               Board of the University
                                                            holding company. Prior to               of Chicago.
                                                            1990, Executive Vice
                                                            President of The Exchange
                                                            National Bank.

VAN KAMPEN LIMITED DURATION FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)           Trustee         Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                               since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                        of the United States, an                in the Fund Complex.
                                                            independent U.S.                        Director of First Solar,
                                                            foundation created to                   Inc.
                                                            deepen understanding,
                                                            promote collaboration and
                                                            stimulate exchanges of
                                                            practical experience
                                                            between Americans and
                                                            Europeans. Formerly,
                                                            advisor to the Dennis
                                                            Trading Group Inc., a
                                                            managed futures and
                                                            option company that
                                                            invests money for
                                                            individuals and
                                                            institutions. Prior to
                                                            1992, President and Chief
                                                            Executive Officer,
                                                            Director and member of
                                                            the Investment Committee
                                                            of the Joyce Foundation,
                                                            a private foundation.

Howard J Kerr (72)              Trustee         Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                  since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                            Officer of Pocklington                  in the Fund Complex.
                                                            Corporation, Inc., an                   Director of the Lake
                                                            investment holding                      Forest Bank & Trust.
                                                            company.                                Director of the Marrow
                                                                                                    Foundation.

Jack E. Nelson (72)             Trustee         Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                          since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                       Services, Inc., a                       in the Fund Complex.
                                                            financial planning
                                                            company and registered
                                                            investment adviser in the
                                                            State of Florida.
                                                            President of Nelson Ivest
                                                            Brokerage Services Inc.,
                                                            a member of the Financial
                                                            Industry Regulatory
                                                            Authority ("FINRA"),
                                                            Securities Investors
                                                            Protection Corp. and the
                                                            Municipal Securities
                                                            Rulemaking Board.
                                                            President of Nelson Sales
                                                            and Services Corporation,
                                                            a marketing and services
                                                            company to support
                                                            affiliated companies.

VAN KAMPEN LIMITED DURATION FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Hugo F. Sonnenschein (67)       Trustee         Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                             since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                           University of Chicago and               in the Fund Complex.
                                                            the Adam Smith                          Trustee of the University
                                                            Distinguished Service                   of Rochester and a member
                                                            Professor in the                        of its investment
                                                            Department of Economics                 committee. Member of the
                                                            at the University of                    National Academy of
                                                            Chicago. Prior to July                  Sciences, the American
                                                            2000, President of the                  Philosophical Society and
                                                            University of Chicago.                  a fellow of the American
                                                                                                    Academy of Arts and
                                                                                                    Sciences.

VAN KAMPEN LIMITED DURATION FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)  Trustee         Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                            since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                           Academy of                              in the Fund Complex.
                                                            Sciences/National                       Director of Fluor Corp.,
                                                            Research Council, an                    an engineering,
                                                            independent, federally                  procurement and
                                                            chartered policy                        construction
                                                            institution, from 2001 to               organization, since
                                                            November 2003 and Chief                 January 2004. Director of
                                                            Operating Officer from                  Intelligent Medical
                                                            1993 to 2001. Prior to                  Devices, Inc., a symptom
                                                            1993, Executive Director                based diagnostic tool for
                                                            of the Commission on                    physicians and clinical
                                                            Behavioral and Social                   labs. Director of the
                                                            Sciences and Education at               Institute for Defense
                                                            the National Academy of                 Analyses, a federally
                                                            Sciences/National                       funded research and
                                                            Research Council. From                  development center,
                                                            1980 through 1989,                      Director of the German
                                                            Partner of Coopers &                    Marshall Fund of the
                                                            Lybrand.                                United States, Director
                                                                                                    of the Rocky Mountain
                                                                                                    Institute and Trustee of
                                                                                                    California Institute of
                                                                                                    Technology and the
                                                                                                    Colorado College.

VAN KAMPEN LIMITED DURATION FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE                FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)           Trustee         Trustee     Partner in the law firm        74       Trustee/Director/Managing
333 West Wacker Drive                           since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                           Meagher & Flom LLP, legal               in the Fund Complex.
                                                            counsel to funds in the                 Director of the Abraham
                                                            Fund Complex.                           Lincoln Presidential
                                                                                                    Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIMITED DURATION FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                   TERM OF
                                                  OFFICE AND
                                  POSITION(S)     LENGTH OF
NAME, AGE AND                      HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND          SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)          President and     Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue                Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036              Executive                     since May 2003. Managing Director of Van Kampen Advisors
                                Officer                       Inc. since June 2003. Director of Investor Services since
                                                              September 2002. Director of the Adviser, Van Kampen
                                                              Investments and Van Kampen Exchange Corp. since January
                                                              2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                              & Co. Incorporated. Managing Director and Director of Morgan
                                                              Stanley Investment Management Inc. Chief Administrative
                                                              Officer, Managing Director and Director of Morgan Stanley
                                                              Investment Advisors Inc. and Morgan Stanley Services Company
                                                              Inc. Managing Director and Director of Morgan Stanley
                                                              Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                              Executive Officer and Director of Morgan Stanley Trust.
                                                              Executive Vice President and Principal Executive Officer of
                                                              the Institutional and Retail Morgan Stanley Funds. Director
                                                              of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                              Officer of Morgan Stanley Investment Management Inc. and
                                                              Executive Vice President of funds in the Fund Complex from
                                                              May 2003 to September 2005.

Dennis Shea (54)                Vice President    Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                  since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                            and Van Kampen Advisors Inc. Chief Investment
                                                              Officer--Global Equity of the same entities since February
                                                              2006. Vice President of Morgan Stanley Institutional and
                                                              Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006. Previously, Managing
                                                              Director and Director of Global Equity Research at Morgan
                                                              Stanley from April 2000 to February 2006.

J. David Germany (53)           Vice President    Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                   since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                  and Van Kampen Advisors Inc. Chief Investment
London, GBR E14 4AD                                           Officer--Global Fixed Income of the same entities since
                                                              December 2005. Managing Director and Director of Morgan
                                                              Stanley Investment Management Ltd. Director of Morgan
                                                              Stanley Investment Management (ACD) Limited since December
                                                              2003. Vice President of Morgan Stanley Institutional and
                                                              Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006.

VAN KAMPEN LIMITED DURATION FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                   TERM OF
                                                  OFFICE AND
                                  POSITION(S)     LENGTH OF
NAME, AGE AND                      HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND          SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)            Vice President    Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                  since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                            Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                              the Adviser. Vice President of the Morgan Stanley
                                                              Institutional and Retail Funds since July 2004 and Vice
                                                              President of funds in the Fund Complex since August 2004.
                                                              Previously, Managing Director and General Counsel of
                                                              Americas, UBS Global Asset Management from July 2000 to July
                                                              2004 and General Counsel of Aeltus Investment Management,
                                                              Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)       Vice President    Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue                and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                            Complex.

John L. Sullivan (52)           Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100    Officer           since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                    Director of Van Kampen Investments, the Adviser, Van Kampen
                                                              Advisors Inc. and certain other subsidiaries of Van Kampen
                                                              Investments, Vice President, Chief Financial Officer and
                                                              Treasurer of funds in the Fund Complex and head of Fund
                                                              Accounting for Morgan Stanley Investment Management Inc.
                                                              Prior to December 2002, Executive Director of Van Kampen
                                                              Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)          Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100    Officer and       since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181      Treasurer                     of funds in the Fund Complex since June 2007. Prior to June
                                                              2007, Senior Vice President of Northern Trust Company,
                                                              Treasurer and Principal Financial Officer for Northern Trust
                                                              U.S. mutual fund complex.

  Van Kampen Limited Duration Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Limited Duration Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Limited Duration Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             30, 130, 230, 630
                                                                  LTMGANN 2/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-00675P-Y12/07

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in June 2007 and the general counsel's designee set forth in Exhibit C was amended in October and December 2006. Both editions of Exhibit B and all three editions of Exhibit C are attached.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12(1).

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007

                                  REGISTRANT   COVERED ENTITIES(1)
                                  ----------   ------------------
AUDIT FEES.....................   $24,600                N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES..........   $     0         $  731,800(2)
   TAX FEES....................   $ 3,100(3)      $   59,185(4)
   ALL OTHER FEES..............   $     0         $  211,105(5)
TOTAL NON-AUDIT FEES..........    $ 3,100         $1,002,090
TOTAL..........................   $27,700         $1,002,090

2006

                                  REGISTRANT   COVERED ENTITIES(1)
                                  ----------   ------------------
AUDIT FEES.....................   $23,900               N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES..........   $     0         $  756,000(2)
   TAX FEES....................   $ 2,800(3)      $   79,422(4)
   ALL OTHER FEES..............   $     0         $  203,498(5)
TOTAL NON-AUDIT FEES...........   $ 2,800         $1,038,920
TOTAL..........................   $26,700         $1,038,920

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Limited Duration Fund


By: /s/ Ronald E. Robison
    --------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    --------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008


By: /s/ Stuart N. Schuldt
    --------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: February 15, 2008